Prepaid Expenses and Other Assets, Net (Details)			1 Months Ended	6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)
Prepaid Expenses And Other Assets, Net [Line Items]
Case acceptance fee				$ 3,800,000
Others	[1]			1,031,672			$ 1,002,944
Receivables amount	[2]			3,000,000			$ 3,000,000
Reimbursement amount | ¥					¥ 2,000,000
Shanghai Ranyu [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Equity interest								14.00%	14.00%
Tackle Finance Limited [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Borrowing maturity term		2 years
Tackle Finance Limited [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Short term maturity			1 year
Annual interest rate			5.00%
Interest receivable				253,301
Receivables amount				3,000,000
Tackle Finance Limited [Member] | Related Party [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Agreement amount			$ 3,000,000
Ranyu [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Others				$ 1,031,672		¥ 7,000,000		$ 1,031,672	¥ 7,000,000

[1]	In February 2022, the Company entered into an agreement with Shanghai Ranyu Network Technology Co., Ltd. (“Ranyu”) to establish Zhizhen Guorui, Ranyu holds 14% of its equity interest in Zhizhen Guorui of RMB7,000,000 (equivalent to $ 1,031,672). According to the agreement, the capital contribution is paid by the Company on behalf of Ranyu. Although Ranyu indicated its intention to make payments gradually after the completion of Zhizhen Guorui’s project development and the corresponding improvement in its operational conditions. Originally, the company recorded this advance as a long-term equity investment. As of June 30, 2026, Zhizhen Guorui’s project has been halted, the repayment condition stipulated in the agreement cannot be fulfilled, thus a reverse of long-term investment and recognition of other non-current assets of RMB7,000,000 (equivalent to $ 1,031,672) was made along with a full impairment.
[2]	In March 2023, the Group entered into agreement to lend $3 million to Tackle Finance Limited, with maturity of one year and annual interest rate of 5%. In March 2024, the Group entered into a supplemental agreement to extend the maturity of the borrowing for another two years. As a result, as of June 30, 2025, the loan was reclassified from non-current asset to current asset. As of June 30, 2026, the Group recorded credit losses for the above receivable amounting to $3 million, along with interest receivable of $253,301 based on the management’ estimation of the collectability of the receivable from Tackle Finance Limited.